Share capital and reserves - Finders' and underwriters warrants (Details)		12 Months Ended
	Oct. 07, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022	Dec. 31, 2023 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding | shares				50,298
Average remaining contractual life			4 years 3 months
Fair value of the finders' warrants | $	$ 185,738	$ 3,714,757
Expected life	5 years	5 years
Expected volatility	100.00%	100.00%	100.00%
Risk-free interest rate	3.66%
Expected dividend yield	0.00%
Exercise Price 42.3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares				$ 42.30
Number of outstanding | shares				6,377
Expiry date		February 9, 2026
Average remaining contractual life		2 years 1 month 9 days
Exercise Price 42.93 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares				$ 42.93
Number of outstanding | shares				16,144
Expiry date		October 15, 2026
Average remaining contractual life		2 years 9 months 14 days
Exercise price 10.98 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares				$ 10.98
Number of outstanding | shares				27,777
Expiry date		October 7, 2027
Average remaining contractual life		3 years 9 months 7 days
Exercise Price $4.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares				$ 42.93